SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of Options Exercised) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
The intrinsic value of options exercised	$ 1,824	$ 1,416	$ 26,031
The original fair value of options exercised	$ 665	$ 302	$ 7,202